S-K 1603(b) Conflicts of Interest	Apr. 29, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	The existence of financial and personal interests of one or more of CGC’s directors may result in a conflict of interest on the part of such director(s) between what he or they may believe is in the best interests of CGC and its shareholders and what he or they may believe is best for himself or themselves. In addition, the Sponsor and CGC’s officers have interests in the Business Combination that may conflict with your interests as a shareholder.